T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
COMMUNICATION SERVICES 1.6%
Entertainment 0.2%
Cinemark Holdings (1) 615,305 10,632
10,632
Interactive Media & Services 0.3%
Bumble, Class A (1) 426,200 12,351
Vimeo (1) 478,900 5,690
18,041
Media 1.1%
Advantage Solutions (1) 508,338 3,243
Advantage Solutions, Warrants,
12/31/26 (1) 147,335 139
Cable One  39,385 57,669
61,051
Total Communication Services 89,724
CONSUMER
DISCRETIONARY 12.0%
Auto Components 0.3%
Gentherm (1) 226,742 16,561
16,561
Automobiles 1.5%
Rivian Automotive, Acquisition Date:
12/23/19 - 1/19/21, Cost $31,419 (1)
(2) 1,658,222 79,144
79,144
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 340,133 45,132
Clear Secure, Class A (1) 1,056,245 28,392
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 15
73,539
Hotels Restaurants & Leisure 0.2%
Marriott Vacations Worldwide  56,000 8,831
8,831
Hotels, Restaurants & Leisure 3.0%
BJ's Restaurants (1) 654,553 18,524
Chuy's Holdings (1) 521,203 14,073
Denny's (1) 731,511 10,468
Dutch Bros, Class A (1) 192,999 10,667
Fiesta Restaurant Group (1) 1,084,076 8,103
Papa John's International  532,663 56,079
Red Robin Gourmet Burgers (1) 369,960 6,238
Red Rock Resorts, Class A  172,069 8,356
Ruth's Hospitality Group  549,620 12,575
Sweetgreen, Class A (1) 157,555 5,040
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)(3) 2,059,233 13,570
163,693
Household Durables 0.7%
Cavco Industries (1) 57,793 13,919
Shares $ Value
(Cost and value in $000s)
‡
Skyline Champion (1) 465,006 25,520
39,439
Internet & Direct Marketing
Retail 0.8%
Big Sky Growth Partners (1) 624,387 6,125
Farfetch, Class A (1) 831,807 12,577
RealReal (1) 1,189,500 8,636
Rent the Runway, Class A (1) 196,811 1,356
Xometry, Class A (1) 368,748 13,551
42,245
Multiline Retail 0.6%
Ollie's Bargain Outlet Holdings (1) 742,212 31,885
31,885
Specialty Retail 2.5%
Burlington Stores (1) 261,741 47,681
Five Below (1) 77,495 12,273
KKR Acquisition Holdings I (1) 948,714 9,440
Monro  563,788 24,998
Petco Health & Wellness (1) 353,457 6,917
RH (1) 16,905 5,513
Warby Parker, Class A (1) 871,526 29,466
136,288
Textiles, Apparel & Luxury
Goods 1.0%
Capri Holdings (1) 533,814 27,433
Skechers USA, Class A (1) 631,918 25,757
53,190
Total Consumer Discretionary 644,815
CONSUMER STAPLES 3.0%
Beverages 0.9%
Boston Beer, Class A (1) 129,717 50,391
50,391
Food Products 1.7%
Cal-Maine Foods  366,931 20,262
Nomad Foods (1) 952,871 21,516
Post Holdings (1) 298,518 20,675
Post Holdings Partnering (1) 412,390 4,155
TreeHouse Foods (1) 315,003 10,162
Utz Brands  1,057,912 15,636
92,406
Personal Products 0.4%
BellRing Brands (1) 1,014,210 23,408
23,408
Total Consumer Staples 166,205
ENERGY 4.1%
Energy Equipment & Services 1.3%
Cactus, Class A  279,400 15,853
Halliburton  202,128 7,654
Liberty Oilfield Services, Class A (1) 1,594,323 23,628
NexTier Oilfield Solutions (1) 2,505,601 23,152
70,287
Oil, Gas & Consumable Fuels 2.8%
Devon Energy  659,748 39,011

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Diamondback Energy  387,312 53,093
Magnolia Oil & Gas, Class A  1,910,498 45,183
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577 (1)(2)(3) 191 1,137
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412 (1)(2)(3) 2,319 13,798
152,222
Total Energy 222,509
FINANCIALS 16.4%
Banks 9.2%
BankUnited  1,011,297 44,457
Cadence Bank  622,500 18,214
CrossFirst Bankshares (1) 666,962 10,511
Dime Community Bancshares  574,900 19,874
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(3) 151,114 1,984
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 975
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3) 22,533 109
East West Bancorp  359,299 28,392
Equity Bancshares, Class A  342,800 11,076
FB Financial  570,679 25,350
First Bancshares  403,032 13,566
Five Star Bancorp  231,081 6,540
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 982
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 34
Heritage Commerce  1,368,894 15,400
Home BancShares  1,002,412 22,655
Live Oak Bancshares  496,630 25,273
Origin Bancorp  481,139 20,347
Pacific Premier Bancorp  596,619 21,090
Pinnacle Financial Partners  309,490 28,498
Popular  236,527 19,334
Professional Holding, Class A (1) 215,954 4,872
Sandy Spring Bancorp  449,374 20,186
Signature Bank  118,283 34,715
SouthState  383,629 31,300
Veritex Holdings  250,994 9,580
Webster Financial  374,284 21,005
Western Alliance Bancorp  532,008 44,061
500,380
Capital Markets 1.5%
Bluescape Opportunities
Acquisition (1) 716,895 7,176
Cboe Global Markets  281,696 32,232
P10, Class A (1) 496,700 6,020
StepStone Group, Class A  659,707 21,810
Shares $ Value
(Cost and value in $000s)
‡
TMX Group (CAD)  120,100 12,352
79,590
Consumer Finance 0.9%
Encore Capital Group (1) 254,389 15,958
PRA Group (1) 384,438 17,331
PROG Holdings (1) 547,630 15,755
49,044
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 598,438 6,008
6,008
Insurance 3.2%
Assurant  264,618 48,115
Axis Capital Holdings  633,083 38,282
Hanover Insurance Group  206,491 30,875
Kemper  44,800 2,533
Selective Insurance Group  580,503 51,874
171,679
Thrifts & Mortgage Finance 1.5%
Blue Foundry Bancorp (1) 367,500 4,980
Capitol Federal Financial  893,710 9,724
Essent Group  550,046 22,667
Kearny Financial  743,500 9,576
PennyMac Financial Services  682,142 36,290
83,237
Total Financials 889,938
HEALTH CARE 16.4%
Biotechnology 6.3%
Abcam, ADR (1) 299,753 5,482
Agios Pharmaceuticals (1) 237,279 6,907
Apellis Pharmaceuticals (1) 519,211 26,381
Arcutis Biotherapeutics (1) 61,493 1,184
Argenx, ADR (1) 166,371 52,458
Ascendis Pharma, ADR (1) 271,087 31,815
Avidity Biosciences (1) 317,871 5,871
Blueprint Medicines (1) 247,725 15,825
Cerevel Therapeutics Holdings (1) 304,818 10,672
CRISPR Therapeutics (1) 41,644 2,614
Fate Therapeutics (1) 168,400 6,529
Flame Biosciences, Acquisition Date:
9/28/20, Cost $1,212 (1)(2)(3) 185,000 1,212
Generation Bio (1) 497,579 3,652
Global Blood Therapeutics (1) 398,295 13,797
Icosavax (1) 232,174 1,634
Insmed (1) 1,123,333 26,398
Intellia Therapeutics (1) 128,781 9,359
Iovance Biotherapeutics (1) 84,400 1,405
Karuna Therapeutics (1) 69,740 8,842
Kymera Therapeutics (1) 112,020 4,741
MeiraGTx Holdings (1) 117,923 1,633
Monte Rosa Therapeutics (1) 209,491 2,937
Morphic Holding (1) 20,276 814
Nkarta (1) 233,300 2,655
Nurix Therapeutics (1) 93,042 1,304
Prothena (1) 481,744 17,617
PTC Therapeutics (1) 59,500 2,220

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Radius Health (1) 380,190 3,357
RAPT Therapeutics (1) 266,928 5,870
Relay Therapeutics (1) 69,397 2,077
Repare Therapeutics (1) 205,900 2,932
Replimune Group (1) 117,234 1,991
Scholar Rock Holding (1) 388,725 5,011
Seagen (1) 44,975 6,479
Tenaya Therapeutics (1) 62,288 734
Turning Point Therapeutics (1) 182,305 4,895
Ultragenyx Pharmaceutical (1) 361,431 26,247
Xencor (1) 375,658 10,023
Zentalis Pharmaceuticals (1) 132,056 6,093
341,667
Health Care Equipment &
Supplies 3.4%
AtriCure (1) 293,234 19,257
CVRx (1) 142,925 856
ICU Medical (1) 138,468 30,828
Inari Medical (1) 273,974 24,833
Nevro (1) 143,600 10,387
NuVasive (1) 193,260 10,958
Outset Medical (1) 372,151 16,896
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 1,556
Penumbra (1) 62,736 13,935
PROCEPT BioRobotics (1) 641,531 22,447
Quidel (1) 268,381 30,182
182,135
Health Care Providers &
Services 4.0%
Accolade (1) 185,095 3,250
Alignment Healthcare (1) 772,667 8,677
Amedisys (1) 87,239 15,031
dentalcorp Holdings (CAD) (1) 775,955 9,428
Hanger (1) 914,018 16,754
ModivCare (1) 149,891 17,296
Molina Healthcare (1) 229,158 76,445
Option Care Health (1) 716,208 20,455
Pennant Group (1) 292,288 5,445
Privia Health Group (1) 401,568 10,734
Surgery Partners (1) 318,841 17,552
U.S. Physical Therapy  184,522 18,351
219,418
Health Care Technology 0.4%
Certara (1) 130,977 2,813
Definitive Healthcare (1) 123,756 3,051
Doximity, Class A (1) 288,894 15,049
Sophia Genetics (1) 242,611 1,875
22,788
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1) 157,606 2,188
Bruker  613,537 39,450
Olink Holding, ADR (1) 341,544 6,032
Quanterix (1) 81,238 2,371
Rapid Micro Biosystems, Class A (1) 637,036 4,326
Shares $ Value
(Cost and value in $000s)
‡
Seer (1) 227,576 3,468
57,835
Pharmaceuticals 1.2%
Arvinas (1) 119,601 8,049
Catalent (1) 465,371 51,610
Reata Pharmaceuticals, Class A (1) 114,381 3,747
63,406
Total Health Care 887,249
INDUSTRIALS & BUSINESS
SERVICES 13.1%
Aerospace & Defense 0.2%
Cadre Holdings  211,275 5,189
Parsons (1) 215,485 8,339
13,528
Airlines 0.1%
Sun Country Airlines Holdings (1) 123,142 3,224
3,224
Building Products 0.6%
CSW Industrials  117,851 13,858
Gibraltar Industries (1) 432,382 18,571
32,429
Commercial Services &
Supplies 1.7%
Brink's  223,851 15,222
MSA Safety  117,049 15,533
Rentokil Initial (GBP)  3,693,685 25,444
Stericycle (1) 341,603 20,127
Tetra Tech  97,359 16,058
92,384
Electrical Equipment 0.8%
AZZ  599,519 28,921
Shoals Technologies Group, Class
A (1) 542,400 9,242
Thermon Group Holdings (1) 261,400 4,235
42,398
Machinery 5.2%
Enerpac Tool Group  1,127,067 24,672
ESCO Technologies  347,318 24,285
Federal Signal  558,466 18,848
Graco  389,132 27,130
Helios Technologies  306,297 24,580
Ingersoll Rand  920,857 46,365
John Bean Technologies  306,939 36,363
Marel (ISK)  1,160,174 6,837
Mueller Water Products, Class A  1,458,466 18,843
RBC Bearings (1) 72,900 14,134
SPX (1) 471,018 23,273
Toro  209,779 17,934
283,264
Marine 0.2%
Matson  87,242 10,523
10,523
Professional Services 1.7%
Booz Allen Hamilton Holding  310,643 27,287

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 97,182 4,703
Clarivate (1) 1,764,568 29,574
Huron Consulting Group (1) 177,462 8,129
Legalzoom.com (1) 486,236 6,875
Upwork (1) 602,791 14,009
90,577
Road & Rail 1.1%
Knight-Swift Transportation Holdings  372,755 18,809
Landstar System  102,765 15,500
Saia (1) 111,728 27,242
61,551
Trading Companies &
Distributors 1.5%
Air Lease  409,157 18,269
Rush Enterprises, Class A  359,138 18,284
SiteOne Landscape Supply (1) 262,892 42,507
79,060
Total Industrials & Business Services 708,938
INFORMATION
TECHNOLOGY 13.6%
Communications Equipment 0.0%
Infinera (1) 246,054 2,133
2,133
Electronic Equipment, Instruments
& Components 3.7%
CTS  668,188 23,614
Littelfuse  110,068 27,452
National Instruments  343,940 13,960
Novanta (1) 356,888 50,782
PAR Technology (1) 634,489 25,595
Teledyne Technologies (1) 127,332 60,181
201,584
IT Services 2.1%
Euronet Worldwide (1) 198,245 25,801
Kratos Defense & Security
Solutions (1) 625,242 12,805
Payoneer Global (1) 2,053,085 9,157
Repay Holdings (1) 459,079 6,780
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $620 (1)(2)(3) 12,795 1,259
Shift4 Payments, Class A (1) 284,800 17,638
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 1,722
Toast, Class A (1) 1,805,565 39,235
114,397
Semiconductors & Semiconductor
Equipment 2.6%
Entegris  504,313 66,196
Lattice Semiconductor (1) 1,110,320 67,674
Semtech (1) 142,335 9,870
143,740
Software 5.2%
Amplitude, Class A (1) 426,400 7,859
Blackline (1) 42,100 3,083
Shares $ Value
(Cost and value in $000s)
‡
Ceridian HCM Holding (1) 394,254 26,951
Clearwater Analytics Holdings, Class
A (1) 270,301 5,676
Coupa Software (1) 105,513 10,723
Descartes Systems Group (1) 717,826 52,588
DoubleVerify Holdings (1) 544,065 13,694
Five9 (1) 88,559 9,777
ForgeRock, Class A (1) 116,839 2,561
Manhattan Associates (1) 146,279 20,290
nCino (1) 441,760 18,103
Paycom Software (1) 53,330 18,473
Paycor HCM (1) 667,731 19,438
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $118 (1)(2)(3) 117,561 106
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $17 (1)(2)(3) 16,794 16
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(3) 74,692 1,200
SS&C Technologies Holdings  600,800 45,072
Workiva (1) 220,707 26,043
281,653
Total Information Technology 743,507
MATERIALS 3.2%
Chemicals 1.7%
Element Solutions  2,532,410 55,460
Minerals Technologies  296,516 19,615
Quaker Chemical  102,387 17,693
92,768
Containers & Packaging 0.1%
Ranpak Holdings (1) 239,853 4,900
4,900
Metals & Mining 1.1%
Constellium (1) 1,834,054 33,013
ERO Copper (CAD) (1) 536,970 7,864
Franco-Nevada (CAD)  34,120 5,430
Haynes International  359,533 15,316
61,623
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  208,334 17,141
17,141
Total Materials 176,432
REAL ESTATE 6.6%
Equity Real Estate Investment
Trusts 5.2%
American Campus Communities, REIT  576,796 32,283
Community Healthcare Trust, REIT  232,998 9,835
CubeSmart, REIT  633,088 32,940
DigitalBridge Group, REIT (1) 1,888,257 13,595
EastGroup Properties, REIT  343,021 69,729
First Industrial Realty Trust, REIT  284,575 17,618
Flagship Communities REIT  241,575 4,771
PS Business Parks, REIT  258,931 43,521
Rexford Industrial Realty, REIT  558,182 41,635
Terreno Realty, REIT  194,200 14,381
280,308

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management &
Development 1.4%
Altus Group (CAD)  137,800 5,566
FirstService  402,113 58,258
Tricon Residential  842,176 13,374
77,198
Total Real Estate 357,506
UTILITIES 4.3%
Electric Utilities 0.8%
IDACORP  297,297 34,296
MGE Energy  138,794 11,075
45,371
Gas Utilities 2.2%
Chesapeake Utilities  245,630 33,838
ONE Gas  472,996 41,737
Southwest Gas Holdings  596,242 46,680
122,255
Independent Power & Renewable
Electricity Producers 0.4%
NextEra Energy Partners  265,990 22,173
22,173
Water Utilities 0.9%
California Water Service Group  278,523 16,511
Middlesex Water  101,978 10,725
SJW Group  295,890 20,588
47,824
Total Utilities 237,623
Total Miscellaneous Common
Stocks  0.2% (4) 11,164
Total Common Stocks (Cost
$3,461,090) 5,135,610
CONVERTIBLE PREFERRED STOCKS 4.2%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.7%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21,
Cost $9,599 (1)(2)(3) 381,719 22,315
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $7,556 (1)(2)(3) 200,801 11,739
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(5) 404,324 2,665
36,719
Internet & Direct Marketing
Retail 0.1%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 6,391
6,391
Total Consumer Discretionary 43,110
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(3) 339,830 21,123
Total Consumer Staples 21,123
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Acquisition Date:
1/28/22, Cost $4,795 (1)(2)(3) 45,609 4,795
Total Financials 4,795
HEALTH CARE 0.9%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 6,914
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 4,729
11,643
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,939
2,939
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(3) 2,080,305 6,577
6,577
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 3,365
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 16,099
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 9,445
28,909
Total Health Care 50,068
INDUSTRIALS & BUSINESS
SERVICES 1.0%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 5,149
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 6,074
11,223

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 4,568
4,568
Electrical Equipment 0.1%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(3) 142,571 2,969
2,969
Professional Services 0.3%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 131,220 6,350
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 209,265 10,126
16,476
Road & Rail 0.3%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(3) 563,190 9,291
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(3) 397,082 6,551
15,842
Total Industrials & Business Services 51,078
INFORMATION TECHNOLOGY 0.8%
IT Services 0.2%
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(3) 185 18
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 8,934
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(3) 5,381 530
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 388
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 38
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 42
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(3) 203,440 4,905
14,855
Software 0.6%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(3) 162,965 2,376
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 9,922
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 3,216
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 204,547 3,612
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 6,848
Shares $ Value
(Cost and value in $000s)
‡
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(3) 42,590 531
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(3) 90,776 1,459
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(3) 74,504 1,197
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(3) 1,348 22
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(3) 172,687 2,775
31,958
Total Information Technology 46,813
MATERIALS 0.2%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 4,626
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(3) 128,029 3,991
8,617
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092 (1)(2)(3) 112,792 3,092
3,092
Total Materials 11,709
Total Convertible Preferred Stocks
(Cost $144,597) 228,696
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve
Fund, 0.29% (6)(7) 72,771,674 72,772
Total Short-Term Investments (Cost
$72,772) 72,772
Total Investments in
Securities 100.0%
(Cost $3,678,459) $ 5,437,078
Other Assets Less Liabilities (0.0)% (460)
Net Assets 100.0% $ 5,436,618

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $352,218 and represents 6.5% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 86,214  ¤  ¤ $ 72,772
Total $ 72,772^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $29 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $72,772.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Small-Cap Stock Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2022, totaled $(3,703,000) for the period ended March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,917,255 $ 173,992 $ 44,363 $ 5,135,610
Convertible Preferred Stocks — — 228,696 228,696
Short-Term Investments 72,772 — — 72,772
Total $ 4,990,027 $ 173,992 $ 273,059 $ 5,437,078
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 50,195 $ (5,832) $ — $ 44,363
Convertible Preferred Stocks 209,637 2,129 16,930 228,696
Total $ 259,832 $ (3,703) $ 16,930 $ 273,059

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 44,363 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 18.2x
4.6x Increase
Sales growth
rate
23%
- 45%
29% Increase
Enterprise
value to gross
profit multiple
7.1x
– 24.5x
12.8x Increase
Gross profit
growth rate
36%
- 53%
48% Increase
Enterprise
value to
EBITDA
multiple
10.5x –
22.3 x
15.1x Increase
EBITDA
growth rate
38% 38% Increase
Price to
tangible book
value multiple
1.4x
– 1.5x
1.5x Increase
Tangible book
value growth
rate
15% 15% Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Institutional Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 3% 3% Increase
Volatility 41%
- 46%
45% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible Preferred Stocks $228,696 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 18.2x
6.5x Increase
Sales growth
rate
23%
- 59%
34% Increase
Enterprise
value to gross
profit multiple
9.3x
- 24.5x
13.7x Increase
Gross profit
growth rate
30%
- 59%
46% Increase
Enterprise
value to
EBITDA
multiple
17.9x
- 22.3x
20.9x Increase
EBITDA
growth rate
38% 38% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
25%
- 30%
27% Increase
Discount
for lack of
marketability
10% 10% Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E129-054Q1 03/22